Basis of Presentation and Significant Accounting Policies - Accounts Receivable (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Accounts receivable classified as held for sale	$ 0		$ 0		$ 0	$ 0
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance			4,138,000	$ 3,541,000	3,541,000	3,373,000	$ 1,901,000
Provision for doubtful accounts	9,700,000	$ 7,700,000	9,726,000	7,717,000	19,624,000	14,924,000	15,656,000
Write-offs and adjustments			(10,065,000)	(8,161,000)	(19,027,000)	(14,756,000)	(14,184,000)
Balance at end of period	$ 3,799,000	$ 3,097,000	$ 3,799,000	$ 3,097,000	$ 4,138,000	$ 3,541,000	$ 3,373,000